Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 12,185,940	$ 12,542,539
Cash and Bank Balances [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,463,255	6,887,691
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,722,685	$ 5,654,848